Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/26	$100	$122,952
Series B, 5.00%, 09/01/26	330	405,741
Alabama Highway Finance Corp., 5.00%, 08/01/26	90	110,317
Alabama Public School and College Authority RB
Series B, 5.00%, 01/01/26 (Call 07/01/24)	215	244,930
Series C, 5.00%, 06/01/26 (Call 12/01/24)	150	173,697
State of Alabama GO
5.00%, 11/01/26 (Call 02/01/26)	100	120,300
Series C, 5.00%, 08/01/27 (Call 08/01/26)	210	256,366
University of Alabama (The) RB, Series C, 5.00%, 07/01/26	110	134,416
		1,568,719
Arizona — 2.1%
Arizona Department of Transportation State Highway Fund Revenue RB, 5.00%, 07/01/26	215	263,073
Arizona State University RB
Series A, 5.00%, 07/01/26	25	30,522
Series B, 5.00%, 07/01/29 (Call 07/01/26)	100	121,824
Arizona Transportation Board RB, Series A, 5.00%, 07/01/26	170	207,548
City of Phoenix AZ GO
4.00%, 07/01/26	100	117,501
5.00%, 07/01/26	235	287,545
5.00%, 07/01/27 (Call 07/01/26)	185	225,962
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/29 (Call 07/01/26)	175	212,607
5.00%, 07/01/30 (Call 07/01/26)	200	242,330
5.50%, 07/01/26 (NPFGC)	40	49,040
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/26	100	122,360
Salt River Project Agricultural Improvement & Power District RB 5.00%, 01/01/26	140	168,511
Series A, 5.00%, 01/01/26	145	174,529
State of Arizona Lottery Revenue RB, 5.00%, 07/01/26	100	122,251
University of Arizona (The) RB, Series A, 4.00%, 06/01/28 (Call 06/01/26)	50	58,146
		2,403,749
Arkansas — 0.0%
State of Arkansas GO, 5.00%, 10/01/26 (Call 10/01/24)	20	22,972

California — 15.2%
Alvord Unified School District GO, Series B, 0.00%, 08/01/26 (AGM)(a)	55	52,727
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/27 (PR 10/01/26)	100	123,647
5.00%, 10/01/28 (Call 04/01/26)	40	48,445
California State Public Works Board RB
5.00%, 09/01/26	75	92,341
5.00%, 04/01/29 (Call 10/01/26)	125	154,090
Series B, 5.00%, 04/01/26	50	60,737
Series B, 5.00%, 10/01/26 (Call 10/01/24)	105	120,283
Series C, 5.00%, 11/01/27 (Call 11/01/26)	70	86,472
Series D, 4.00%, 04/01/28 (Call 10/01/26)	250	293,910
California State University RB
Series A, 5.00%, 11/01/26	320	396,801
Series A, 5.00%, 11/01/26 (Call 11/01/25)	125	149,899
Series A, 5.00%, 11/01/28 (Call 05/01/26)	105	127,677
Carlsbad Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	80	98,015
City of Los Angeles Department of Airports RB, 5.00%, 05/15/26	75	91,471
	Par
Security	(000)	Value

California (continued)
City of San Francisco CA Public Utilities Commission Water Revenue RB
5.00%, 11/01/27 (Call 11/01/26)	$210	$259,416
5.00%, 11/01/28 (Call 11/01/26)	150	185,209
5.00%, 11/01/29 (Call 11/01/26)	285	351,398
Series D, 5.00%, 11/01/26	100	123,707
Contra Costa Water District RB, Series U, 5.00%, 10/01/26	50	61,953
East Bay Municipal Utility District Water System Revenue RB, 5.00%, 06/01/26	150	183,693
East Side Union High School District GO, 5.00%, 08/01/28 (Call 08/01/26)	200	243,821
El Camino Community College District GO, Series C, 0.00%, 08/01/26(a)	50	48,173
Escondido Union High School District GO, Series A, 0.00%, 08/01/26 (AGC)(a)	40	38,538
Evergreen School District GO, 0.00%, 08/01/26 (AGC)(a)	80	76,961
Folsom Cordova Unified School District School Facilities Improvement Dist No. 4 GO, Series A, 0.00%, 10/01/26 (NPFGC)(a)	100	95,397
Grossmont Union High School District GO, 0.00%, 08/01/26 (AGM)(a)	90	86,840
Long Beach Unified School District GO, 5.00%, 08/01/27 (Call 08/01/26)	175	215,773
Los Angeles Community College District/CA GO
Series C, 5.00%, 06/01/26	75	91,806
Series G, 5.00%, 08/01/26 (PR 08/01/24)	70	80,230
Series I, 4.00%, 08/01/26	100	118,127
Series I, 4.00%, 08/01/29 (Call 08/01/26)	90	106,125
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 07/01/26	170	208,942
5.00%, 07/01/26 (Call 07/01/25)	140	166,162
5.00%, 06/01/27 (Call 06/01/26)	100	122,300
Series A, 5.00%, 06/01/28 (Call 06/01/26)	120	146,631
Series A, 5.00%, 06/01/30 (Call 06/01/26)	100	121,925
Los Angeles County Public Works Financing Authority RB
Series A, 5.00%, 12/01/26 (Call 12/01/24)	70	81,008
Series S, 5.00%, 10/01/29 (Call 10/01/26)	300	367,579
Los Angeles Department of Water & Power RB, Series A, 5.00%, 07/01/26	210	257,530
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/26	105	128,765
Series B, 5.00%, 07/01/26 (Call 06/01/26)	30	36,690
Los Angeles Department of Water RB
5.00%, 07/01/26	150	184,279
Series A, 5.00%, 07/01/26 (Call 07/01/24)	20	22,828
Series A, 5.00%, 07/01/29 (Call 01/01/26)	130	156,095
Los Angeles Unified School District/CA GO
5.00%, 07/01/28 (Call 07/01/26)	100	122,305
Series A, 5.00%, 07/01/26	335	410,271
Series C, 5.00%, 07/01/26	100	122,469
Series C, 5.00%, 07/01/26 (Call 07/01/24)	195	222,024
Series D, 5.00%, 07/01/26 (Call 07/01/24)	160	182,173
Metropolitan Water District of Southern California RB
Series A, 2.50%, 07/01/26	210	231,232
Series A, 5.00%, 07/01/26	160	196,388
Newport Mesa Unified School District GO, 0.00%, 08/01/26 (NPFGC)(a)	115	111,627
Ohlone Community College District GO
4.00%, 08/01/30 (Call 08/01/26)	115	134,699
Series C, 4.00%, 08/01/29 (Call 08/01/26)	65	76,329

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Palo Alto Unified School District GO, 0.00%, 08/01/26(a)	$70	$68,218
Palos Verdes Peninsula Unified School District GO, 0.00%, 11/01/26 (NPFGC)(a)	165	158,364
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/29 (Call 08/01/26)	100	117,321
Port of Los Angeles RB, Series C2, 5.00%, 08/01/26	100	122,353
Rancho Water District Financing Authority RB, Series B, 5.00%, 08/01/28 (Call 08/01/26)	25	30,795
Sacramento County Sanitation Districts Financing Authority RB, 5.00%, 08/01/26 (Call 08/01/25)	80	94,886
San Diego Community College District GO, 4.00%, 08/01/28 (Call 08/01/26)	100	117,281
San Diego County Regional Transportation Commission RB, Series A, 5.00%, 04/01/29 (Call 04/01/26)	185	223,582
San Diego County Water Authority RB, 5.00%, 05/01/26 (Call 05/01/25)	100	117,758
San Diego Unified School District/CA GO
5.50%, 07/01/26 (AGM)	135	168,988
Series A, 0.00%, 07/01/26(a)	20	19,401
Series A, 0.00%, 07/01/26 (ETM)(a)	30	28,960
Series R-5, 4.00%, 07/01/29 (Call 07/01/26)	215	250,480
Series R-5, 5.00%, 07/01/26	95	116,606
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/26	55	64,910
5.00%, 08/01/26	125	153,705
Series D, 5.00%, 08/01/26 (Call 08/01/25)	60	71,375
San Francisco City & County Airport Commission San Francisco International Airport RB, Series A, 5.00%, 05/01/26	130	158,350
San Jose Evergreen Community College District GO, Series A, 5.00%, 09/01/26 (PR 09/01/24)	100	114,987
San Mateo County Community College District GO
Series A, 0.00%, 09/01/26 (NPFGC)(a)	275	266,679
Series B, 0.00%, 09/01/26 (NPFGC)(a)	95	92,126
Santa Barbara Community College District GO
5.00%, 08/01/27 (Call 08/01/26)	100	123,131
5.00%, 08/01/28 (Call 08/01/26)	120	147,758
5.00%, 08/01/29 (Call 08/01/26)	50	61,371
Santa Clara County Financing Authority RB, 5.00%, 05/01/26	150	182,870
Santa Clara Unified School District GO, 5.00%, 07/01/26 (Call 07/01/24)	90	102,614
Santa Clara Valley Transportation Authority RB, Series A, 5.00%, 06/01/26	95	116,339
Santa Clara Valley Water District COP, Series A, 5.00%, 02/01/29 (Call 02/01/26)	70	83,937
Santa Monica-Malibu Unified School District GO, Series D, 4.00%, 08/01/26 (Call 08/01/25)	40	45,998
Southern California Public Power Authority RB, Series C, 5.00%, 07/01/26 (Call 01/01/25)	50	58,062
State of California Department of Water Resources RB
5.00%, 12/01/29 (Call 12/01/26)	110	136,166
Series AS, 5.00%, 12/01/26 (PR 12/01/24)	200	232,404
Series AV, 5.00%, 12/01/26 (Call 06/01/26)	50	61,177
Series AW, 5.00%, 12/01/27 (Call 12/01/26)	135	167,837
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	155	192,239
State of California GO
4.00%, 04/01/26	100	117,057
4.00%, 09/01/27 (Call 09/01/26)	125	147,349
4.00%, 08/01/28 (Call 08/01/26)	80	93,997
5.00%, 08/01/26	235	289,097
5.00%, 08/01/26 (Call 08/01/25)	225	266,966
	Par
Security	(000)	Value

California (continued)
5.00%, 10/01/26	$340	$420,496
5.00%, 11/01/26	140	173,601
5.00%, 08/01/28 (Call 08/01/26)	290	355,628
5.00%, 09/01/28 (Call 09/01/26)	580	713,121
5.00%, 09/01/29 (Call 09/01/26)	300	368,686
5.00%, 08/01/30 (Call 08/01/26)	100	122,021
Series B, 5.00%, 09/01/26	300	370,046
Series C, 5.00%, 08/01/27 (Call 08/01/26)	415	509,608
Series C, 5.00%, 08/01/28 (Call 08/01/26)	270	331,102
University of California RB
4.00%, 05/15/26	40	47,014
5.00%, 05/15/26 (Call 05/15/25)	150	176,763
Series AM, 5.00%, 05/15/26 (Call 05/15/24)	205	232,531
Series AV, 5.00%, 05/15/26	205	250,676
		17,328,720
Colorado — 0.5%
City & County of Denver Co. GO, 5.00%, 08/01/26	45	55,334
City of Colorado Springs CO Utilities System Revenue RB, Series A2, 5.00%, 11/15/26	50	61,927
Denver City & County School District No. 1 GO
4.00%, 12/01/26 (Call 12/01/25) (SAW)	80	92,555
5.00%, 12/01/27 (Call 12/01/26)	110	136,297
5.50%, 12/01/26 (SAW)	110	139,255
University of Colorado RB, Series A-2, 5.00%, 06/01/26	100	122,085
		607,453
Connecticut — 1.6%
State of Connecticut GO
Series A, 5.00%, 03/15/26	235	284,802
Series B, 4.00%, 06/01/26	100	117,202
Series B, 5.00%, 05/15/26	90	109,670
Series B, 5.00%, 05/15/27 (Call 05/15/26)	100	121,489
Series E, 5.00%, 10/15/26	145	178,958
Series F, 5.00%, 09/15/26	175	215,425
State of Connecticut Special Tax Revenue RB
5.00%, 05/01/26	200	243,826
Series A, 5.00%, 09/01/27 (Call 09/01/26)	200	244,663
Series A, 5.00%, 09/01/28 (Call 09/01/26)	60	73,029
Series B, 5.00%, 09/01/28 (Call 09/01/26)	140	170,401
Series C, 5.00%, 10/01/26	60	74,101
		1,833,566
Delaware — 0.5%
Delaware Transportation Authority RB
5.00%, 07/01/26	200	245,047
5.00%, 07/01/27 (Call 07/01/26)	150	183,294
State of Delaware GO
5.00%, 02/01/26	80	96,841
Series D, 5.00%, 07/01/27 (Call 07/01/26)	55	67,178
		592,360
District of Columbia — 0.8%
District of Columbia GO
Series A, 5.00%, 06/01/27 (Call 06/01/26)	100	121,924
Series B, 5.00%, 06/01/26 (Call 06/01/25)	125	147,330
Series D, 5.00%, 06/01/26	80	97,411
Series D, 5.00%, 06/01/27 (Call 12/01/26)	155	192,147
Series D, 5.00%, 06/01/28 (Call 12/01/26)	25	30,962
Series D, 5.00%, 06/01/29 (Call 12/01/26)	100	123,609
District of Columbia RB, Series C, 5.00%, 10/01/26	170	209,269
		922,652

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Florida — 3.1%
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/26 (Call 10/01/25)	$85	$101,052
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/27 (Call 07/01/26)	315	386,122
County of Miami-Dade FL Water & Sewer System Revenue RB, 5.00%, 10/01/26 (Call 10/01/25)	225	268,005
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/26 (Call 07/01/25)	165	195,267
Series A, 5.00%, 07/01/27 (Call 07/01/26)	200	244,719
Orange County School Board COP, 5.00%, 08/01/26	60	73,378
Reedy Creek Improvement District GOL
5.00%, 06/01/27 (Call 06/01/26)	50	60,989
Series A, 5.00%, 06/01/26	130	157,669
School Board of Miami-Dade County (The) COP
5.00%, 02/01/29 (Call 02/01/26)	245	290,897
Series D, 5.00%, 02/01/27 (Call 02/01/26)	60	71,828
School Board of Miami-Dade County (The) GO, 5.00%, 03/15/28 (Call 03/15/26)	100	120,733
School District of Broward County/FL COP
Series B, 5.00%, 07/01/26	35	42,408
Series B, 5.00%, 07/01/27 (Call 07/01/26)	105	128,420
State of Florida Department of Transportation Turnpike System Revenue RB
Series C, 5.00%, 07/01/27 (Call 07/01/26)	155	189,997
Series C, 5.00%, 07/01/29 (Call 07/01/26)	145	176,789
State of Florida GO
Series B, 5.00%, 06/01/26 (Call 06/01/24)	40	45,490
Series B, 5.00%, 07/01/26	95	116,294
Series C, 5.00%, 06/01/26	55	67,236
Series C, 5.00%, 06/01/28 (Call 06/01/26)	50	61,016
Series D, 4.00%, 06/01/29 (Call 06/01/26)	125	145,343
Series E, 5.00%, 06/01/26 (Call 06/01/25)	110	129,974
Series F, 5.00%, 06/01/29 (Call 06/01/26)	100	121,711
State of Florida Lottery Revenue RB, Series A, 5.00%, 07/01/26	215	263,426
		3,458,763
Georgia — 1.7%
City of Atlanta GA Water & Wastewater Revenue RB, 5.00%, 11/01/26	50	61,854
Forsyth County School District GO, 5.00%, 02/01/27 (Call 02/01/26)	235	283,551
Metropolitan Atlanta Rapid Transit Authority RB, Series C, 5.00%, 07/01/29 (Call 07/01/26)	300	364,171
Private Colleges & Universities Authority RB, 5.00%, 09/01/26	220	270,246
State of Georgia GO
Series A, 5.00%, 08/01/26	500	615,099
Series A-1, 5.00%, 02/01/26	50	60,501
Series E, 5.00%, 12/01/27 (Call 12/01/26)	80	99,402
Series E, 5.00%, 12/01/28 (Call 12/01/26)	150	186,331
Series F, 5.00%, 01/01/26	25	30,164
		1,971,319
Hawaii — 1.9%
City & County Honolulu HI Wastewater System Revenue RB
5.00%, 07/01/27 (Call 07/01/26)	205	250,390
Series A, 5.00%, 07/01/28 (Call 07/01/26)	160	194,904
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/26 (Call 10/01/25)	150	178,328
Series B, 5.00%, 10/01/26 (Call 10/01/25)	75	89,164
Series D, 5.00%, 09/01/26	65	79,735
	Par
Security	(000)	Value

Hawaii (continued)
County of Hawaii HI GO, Series A, 5.00%, 09/01/27 (Call 03/01/26)	$100	$120,280
State of Hawaii GO
5.00%, 10/01/26	185	227,840
Series EY, 5.00%, 10/01/26 (Call 10/01/25)	100	119,388
Series FE, 5.00%, 10/01/27 (Call 10/01/26)	140	172,580
Series FG, 5.00%, 10/01/27 (Call 10/01/26)	175	215,726
Series FG, 5.00%, 10/01/29 (Call 10/01/26)	100	122,583
Series FH, 5.00%, 10/01/27 (Call 10/01/26)	120	147,926
State of Hawaii State Highway Fund RB
Series A, 5.00%, 01/01/29 (Call 07/01/26)	50	60,745
Series B, 5.00%, 01/01/27 (Call 07/01/26)	125	152,677
		2,132,266
Idaho — 0.3%
Idaho Housing & Finance Association RB, 5.00%, 07/15/26	290	352,896

Illinois — 1.6%
Chicago O’Hare International Airport RB
Series D, 5.00%, 01/01/26	165	198,121
Series E, 5.00%, 01/01/26	90	108,066
Illinois Finance Authority RB, 5.00%, 07/01/26	220	269,312
State of Illinois GO
5.00%, 06/01/27 (Call 06/01/26)	100	119,797
Series A, 5.00%, 03/01/26	320	382,817
Series A, 5.00%, 10/01/26	250	303,484
Series B, 5.13%, 09/01/26	150	182,674
Series D, 5.00%, 11/01/26	235	285,678
		1,849,949
Indiana — 1.4%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/26	120	144,903
Series A, 5.00%, 10/01/26 (Call 10/01/24)	100	114,861
Series C, 5.00%, 06/01/27 (Call 12/01/26)	450	557,987
Series E, 5.00%, 02/01/26	30	36,226
Series E, 5.00%, 02/01/29 (Call 08/01/26)	195	238,994
Indiana University RB
Series A, 5.00%, 06/01/26	125	152,406
Series A, 5.00%, 06/01/27 (Call 06/01/26)	195	237,023
Series A, 5.00%, 06/01/28 (Call 06/01/26)	125	151,604
		1,634,004
Kansas — 0.1%
State of Kansas Department of Transportation RB, 5.00%, 09/01/26 (Call 09/01/25)	75	89,256

Louisiana — 0.6%
State of Louisiana Gasoline & Fuels Tax Revenue RB
Series B, 5.00%, 05/01/26	100	121,597
Series B, 5.00%, 05/01/26 (Call 05/01/25)	50	58,621
State of Louisiana GO
Series A, 5.00%, 09/01/26	25	30,696
Series B, 5.00%, 08/01/26	180	220,435
Series B, 5.00%, 08/01/29 (Call 08/01/26)	100	121,752
State of Louisiana RB
5.00%, 09/01/26	50	61,250
Series A, 5.00%, 09/01/26	75	91,875
		706,226
Maine — 0.6%
Maine Municipal Bond Bank RB
5.00%, 11/01/26.	250	309,414
5.00%, 11/01/29 (Call 11/01/26)	120	147,537

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Maine (continued)
Series A, 5.00%, 09/01/29 (Call 09/01/26)	$100	$121,548
State of Maine GO, Series B, 5.00%, 06/01/26	100	121,925
		700,424
Maryland — 4.3%
City of Baltimore MD GO
Series A, 5.00%, 10/15/26	40	49,414
Series B, 5.00%, 10/15/26	135	166,773
County of Anne Arundel MD GOL
5.00%, 10/01/26	100	123,502
5.00%, 10/01/26 (Call 10/01/25)	90	107,458
County of Baltimore MD GO
5.00%, 03/01/26	195	236,518
5.00%, 08/01/26 (Call 08/01/25)	80	94,754
County of Charles MD GO, 5.00%, 10/01/26	400	494,471
County of Frederick MD GO, 5.00%, 08/01/26	200	245,928
County of Howard MD GO
5.00%, 08/15/26	150	184,675
Series D, 5.00%, 02/15/26	180	217,993
County of Montgomery MD GO
5.00%, 11/01/26	260	322,248
Series A, 4.00%, 12/01/26 (Call 12/01/24)	25	28,058
Series A, 5.00%, 11/01/26	80	99,153
County of Prince George’s MD GO, Series A, 5.00%, 09/15/26	175	216,024
County of Prince George’s MD GOL, 5.00%, 07/15/26	210	257,853
State of Maryland Department of Transportation RB
5.00%, 10/01/26	120	148,341
5.00%, 12/01/27 (Call 12/01/26)	75	92,476
5.00%, 10/01/28 (Call 10/01/26)	480	587,122
5.00%, 10/01/29 (Call 10/01/26)	95	115,707
State of Maryland GO
Series A, 5.00%, 08/01/26	170	209,039
Series B, 4.00%, 08/01/26	175	206,437
Series B, 5.00%, 08/01/26	335	411,930
Washington Suburban Sanitary Commission RB
5.00%, 06/01/26 (GTD)	100	122,300
5.00%, 06/01/27 (Call 06/01/26) (GTD)	100	121,822
		4,859,996
Massachusetts — 3.8%
City of Boston MA GO, Series B, 4.00%, 03/01/26	60	70,050
City of Cambridge MA GOL, Series B, 5.00%, 02/15/26	165	199,827
City of Cambridge MA RB, 5.00%, 02/15/26	195	236,159
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/27 (Call 06/15/26)	150	182,634
Commonwealth of Massachusetts GO, Series C, 5.25%, 11/01/26 (AGM)	50	62,531
Commonwealth of Massachusetts GOL
5.00%, 04/01/26	100	121,474
Series A, 5.00%, 07/01/26	430	526,617
Series B, 5.00%, 01/01/26	20	24,093
Series B, 5.00%, 07/01/30 (Call 07/01/26)	100	121,628
Series C, 5.00%, 09/01/26	100	123,122
Series D, 5.00%, 07/01/26	150	183,703
Series HH, 5.00%, 12/01/26	200	248,170
Series I, 5.00%, 12/01/28 (Call 12/01/26)	100	123,626
Commonwealth of Massachusetts Transportation Fund Revenue RB, Series A, 5.00%, 06/01/26	180	219,657
Massachusetts Bay Transportation Authority RB
5.00%, 07/01/26 (Call 07/01/25)	150	176,955
	Par
Security	(000)	Value

Massachusetts (continued)
Series A, 4.00%, 07/01/26	$100	$117,768
Series A, 5.00%, 07/01/26	135	165,112
Series B, 5.00%, 07/01/26 (Call 07/01/25)	110	129,767
Massachusetts Development Finance Agency RB, Series A, 5.00%, 10/15/26	150	186,264
Massachusetts School Building Authority RB, Series A, 5.00%, 11/15/26 (Call 11/15/25)	90	107,781
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue RB, 5.00%, 01/01/26	80	96,370
Massachusetts Water Resources Authority RB
Series B, 5.25%, 08/01/26 (AGM)	295	365,896
Series F, 5.00%, 08/01/26 (Call 08/01/24)	115	130,816
University of Massachusetts Building Authority RB
5.00%, 05/01/26	175	213,255
5.00%, 11/01/26.	150	185,736
		4,319,011
Michigan — 1.5%
Great Lakes Water Authority Water Supply System Revenue RB, 5.00%, 07/01/27 (Call 07/01/26)	130	158,572
Michigan Finance Authority RB
5.00%, 10/01/26	100	123,445
Series B, 5.00%, 10/01/28 (Call 10/01/26)	400	494,471
Series B, 5.00%, 10/01/29 (Call 10/01/26)	200	247,235
Michigan State Building Authority RB
Series I, 5.00%, 04/15/26 (Call 10/15/25)	90	107,635
Series I, 5.00%, 04/15/27 (Call 10/15/26)	95	117,138
State of Michigan RB, 5.00%, 03/15/26	385	466,197
University of Michigan RB, 5.00%, 04/01/26	25	30,394
		1,745,087
Minnesota — 1.0%
County of Hennepin MN GO, 5.00%, 12/01/26	90	111,676
Minnesota Public Facilities Authority RB, Series A, 5.00%, 03/01/28 (Call 03/01/26)	125	151,044
State of Minnesota GO
Series B, 4.00%, 08/01/26	300	354,381
Series B, 4.00%, 08/01/26 (Call 08/01/24)	100	111,158
Series D, 5.00%, 08/01/26	215	264,613
Series E, 3.00%, 08/01/26	100	112,914
		1,105,786
Mississippi — 0.4%
State of Mississippi GO
Series A, 5.00%, 10/01/26	50	61,665
Series B, 5.00%, 12/01/29 (Call 12/01/26)	190	233,873
Series C, 5.00%, 10/01/26 (Call 10/01/25)	140	166,772
		462,310
Missouri — 1.0%
City of Kansas City MO Water Revenue RB, Series A, 5.00%, 12/01/26	225	278,254
Metropolitan St Louis Sewer District RB, Series C, 5.00%, 05/01/27 (Call 05/01/26)	125	151,806
Missouri Highway & Transportation Commission RB
5.00%, 11/01/26.	155	191,202
First Series, 5.00%, 05/01/26 (Call 05/01/24)	100	113,160
Series A, 5.00%, 05/01/26	70	85,081
Missouri State Board of Public Buildings RB, Series A, 4.00%, 04/01/26 (Call 04/01/24)	195	214,267
Missouri State Environmental Improvement & Energy Resources Authority RB, Series B, 5.00%, 07/01/26 (Call 07/01/25)	125	148,213
		1,181,983

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nebraska — 0.3%
Nebraska Public Power District RB
Series A, 5.00%, 01/01/29 (Call 01/01/26)	$95	$113,261
Series B, 5.00%, 01/01/29 (Call 01/01/26)	105	125,183
Omaha Public Power District RB, Series A, 5.00%, 02/01/30 (Call 02/01/26)	100	119,589
		358,033
Nevada — 2.2%
Clark County School District GOL
Series A, 5.00%, 06/15/26	75	91,031
Series E, 5.00%, 06/15/26	100	121,375
County of Clark NV GOL
5.00%, 11/01/26 (PR 11/01/24)	80	92,497
Series B, 5.00%, 11/01/26	90	111,020
Series B, 5.00%, 11/01/27 (Call 11/01/26)	230	283,719
Series B, 5.00%, 11/01/29 (Call 11/01/26)	250	306,644
County of Clark NV Passenger Facility Charge Revenue RB, Series C, 5.00%, 07/01/26	225	275,309
County of Clark NV RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	220	249,799
Las Vegas Valley Water District GOL
5.00%, 09/15/26 (Call 09/15/25)	105	125,115
5.00%, 06/01/27 (Call 06/01/26)	75	91,323
State of Nevada, Series A, 4.00%, 08/01/26 (Call 08/01/25)	50	57,325
State of Nevada GO, Series D, 5.00%, 04/01/26 (Call 04/01/25)	40	46,815
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/26 (Call 06/01/26)	330	401,821
5.00%, 12/01/28 (Call 06/01/26)	100	121,444
Washoe County School District/NV GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	115	135,352
		2,510,589
New Jersey — 2.2%
County of Union New Jersey GO, 4.00%, 03/01/26	35	40,845
Essex County Improvement Authority RB, 5.50%, 10/01/26 (NPFGC GTD)	100	126,054
Monmouth County Improvement Authority (The) RB, 4.00%, 08/01/26	135	158,958
New Jersey Economic Development Authority RB
Series AAA, 5.00%, 06/15/26	100	120,616
Series B, 5.00%, 11/01/26 (SAP)	150	182,890
Series XX, 4.25%, 06/15/26 (Call 06/15/25)	290	330,447
New Jersey Educational Facilities Authority RB, 5.00%, 07/01/26	150	184,114
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/28 (Call 06/15/26)	350	419,128
Series A, 5.00%, 06/15/29 (Call 06/15/26)	80	95,324
Series A, 5.00%, 06/15/30 (Call 06/15/26)	70	83,018
Series AA, 4.25%, 06/15/26 ( 06/15/25)	200	227,895
Series AA, 5.00%, 06/15/26 (Call 06/15/24)	100	113,188
Series AA, 5.00%, 06/15/26 (Call 06/15/25)	25	29,214
State of New Jersey GO, Series A, 5.00%, 06/01/26	315	383,051
		2,494,742
New Mexico — 0.2%
New Mexico Finance Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/24)	100	113,595
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/26	115	140,714
		254,309
New York — 10.8%
City of New York NY GO
5.00%, 03/01/26	90	108,979
	Par
Security	(000)	Value

New York (continued)
5.00%, 03/01/26 (Call 03/01/24)	$225	$252,590
5.00%, 08/01/26 (Call 08/01/24)	50	57,068
5.00%, 08/01/29 (Call 08/01/26)	125	152,250
Series A, 5.00%, 08/01/26	100	122,741
Series A-1, 5.00%, 08/01/30 (Call 08/01/26)	110	133,919
Series B-1, 5.00%, 12/01/28 (Call 12/01/26)	50	61,538
Series B-1, 5.00%, 12/01/29 (Call 12/01/26)	175	215,280
Series C, 5.00%, 08/01/26	135	165,701
Series C, 5.00%, 08/01/28 (Call 02/01/26)	150	179,940
Series E, 5.00%, 08/01/30 (Call 08/01/26)	65	79,134
Series J9, 5.00%, 08/01/27 (Call 08/01/26)	210	256,012
County of Nassau NY GOL, 5.00%, 04/01/26	100	120,804
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%, 02/15/26	140	168,708
Long Island Power Authority RB, Series B, 5.00%, 09/01/26	130	159,837
Metropolitan Transportation Authority RB
Series B, 5.00%, 11/15/26	430	526,417
Series B-2, 5.00%, 11/15/26	125	153,723
Series C-1, 5.00%, 11/15/26	685	838,701
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/26 (Call 01/15/26) (SAW)	35	42,045
Series S1, 5.00%, 07/15/26 (SAW)	125	153,169
Series S-1, 5.00%, 07/15/30 (Call 01/15/26) (SAW)	255	304,587
Series S-2A, 5.00%, 07/15/26 (SAW)	335	410,493
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 11/01/26	50	62,000
5.00%, 08/01/27 (Call 08/01/26)	195	239,237
5.00%, 05/01/29 (Call 05/01/26)	40	48,471
Series B-1, 5.00%, 08/01/29 (Call 08/01/26)	100	122,131
Series C, 5.00%, 11/01/26 (Call 05/01/24)	145	163,915
Series E1, 4.00%, 02/01/26	185	215,598
Series E-1, 5.00%, 02/01/30 (Call 02/01/26)	150	179,792
Series F-3, 5.00%, 02/01/30 (Call 02/01/26)	135	161,813
New York City Water & Sewer System RB
5.00%, 06/15/26	50	61,281
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	130	151,043
Series DD, 5.00%, 06/15/26	105	128,691
Series GG-2, 5.00%, 06/15/26 (Call 12/15/24)	200	232,373
New York State Dormitory Authority RB
Series A, 5.00%, 02/15/26 (Call 02/15/24)	130	145,713
Series A, 5.00%, 03/15/26	555	673,963
Series A, 5.00%, 03/15/26 (Call 03/15/24)	100	112,719
Series A, 5.00%, 02/15/29 (Call 08/15/26)	335	409,627
Series A, 5.00%, 03/15/29 (Call 09/15/26)	420	515,823
Series A1, 4.00%, 10/01/26	95	112,639
Series B, 5.00%, 10/01/28 (Call 04/01/26)	110	133,394
Series D, 5.00%, 02/15/28 (Call 08/15/26)	275	337,798
Series E, 5.00%, 03/15/26 (Call 09/15/25)	75	89,300
New York State Environmental Facilities Corp. RB
5.00%, 05/15/26 (Call 05/15/24)	105	118,976
5.00%, 06/15/29 (Call 06/15/26)	210	256,018
Series D, 5.00%, 09/15/26 ( 03/15/25)	70	82,016
Series E, 5.00%, 06/15/26	50	61,119
New York State Thruway Authority RB
Series A, 5.00%, 01/01/26	125	149,425
Series A, 5.00%, 01/01/28 (Call 01/01/26)	140	167,689
New York State Urban Development Corp. RB
4.00%, 03/15/26	80	93,473

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
5.00%, 03/15/26	$50	$60,710
Series A, 5.00%, 03/15/27 (Call 03/15/26)	125	150,662
Series A, 5.00%, 03/15/30 (Call 03/15/26)	170	203,867
Series A-1, 5.00%, 03/15/26	280	339,975
Series E, 5.00%, 03/15/26	160	194,271
Port Authority of New York & New Jersey RB
5.00%, 07/15/26	100	122,456
5.00%, 09/01/26	110	135,247
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/26 (Call 10/15/24)	295	340,554
Triborough Bridge & Tunnel Authority RB
Series B, 5.00%, 11/15/26	275	340,111
Series C-1, 5.00%, 11/15/26	265	327,744
Utility Debt Securitization Authority RB, Series A, 5.00%, 06/15/28 (Call 06/15/26)	125	152,594
		12,257,864
North Carolina — 2.1%
County of Buncombe NC RB, 5.00%, 06/01/26	70	85,347
County of Orange NC GO, 5.00%, 08/01/26	300	369,060
County of Union NC, 5.00%, 09/01/26	150	185,023
County of Wake NC, 5.00%, 12/01/26	60	74,379
County of Wake NC GO, 5.00%, 03/01/26	125	151,614
North Carolina Capital Facilities Finance Agency RB, 5.00%,10/01/26	185	227,097
North Carolina Municipal Power Agency No. 1 RB, Series A, 5.00%, 01/01/29 (Call 07/01/26)	100	120,294
State of North Carolina GO
Series A, 5.00%, 06/01/26	225	275,176
Series A, 5.00%, 06/01/28 (Call 06/01/26)	150	182,448
Series C, 5.00%, 05/01/26	110	134,162
State of North Carolina RB
5.00%, 03/01/26	300	363,113
Series B, 5.00%, 06/01/26	175	213,838
		2,381,551
Ohio — 2.6%
City of Cincinnati OH Water System Revenue RB, 5.00%, 12/01/29 (Call 12/01/26)	125	154,883
City of Columbus OH GO
Series 2, 5.00%, 07/01/26	135	165,186
Series A, 4.00%, 08/15/26 (Call 08/15/25)	180	207,218
City of Columbus OH Sewerage Revenue RB, 5.00%, 06/01/29 (Call 06/01/26)	100	121,443
County of Franklin OH GOL, 5.00%, 12/01/26 (Call 12/01/25)	65	78,359
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%,12/01/26	110	135,384
Ohio Water Development Authority RB
5.00%, 12/01/27 (Call 12/01/26)	250	311,108
5.00%, 06/01/28 (Call 12/01/26)	100	124,443
Ohio Water Development Authority Water Pollution Control Loan Fund RB, 5.00%, 06/01/26	55	67,147
State of Ohio COP, 5.00%, 09/01/26	230	282,529
State of Ohio GO
5.00%, 09/15/26	100	123,214
Series B, 4.00%, 09/01/26 (Call 03/01/24)	100	109,559
Series S, 5.00%, 05/01/26	150	182,632
Series S, 5.00%, 05/01/28 (Call 05/01/26)	100	121,072
Series S, 5.00%, 05/01/30 (Call 05/01/26)	100	120,968
Series U, 5.00%, 05/01/26	205	249,597
	Par
Security	(000)	Value

Ohio (continued)
State of Ohio RB
5.00%, 12/15/28 (Call 06/15/26)	$290	$352,611
Series B, 5.00%, 10/01/26	60	73,894
		2,981,247
Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 5.00%, 06/01/26	275	334,116
Series A, 5.00%, 06/01/30 (Call 12/01/26)	65	80,114
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/29 (Call 07/01/26)	100	121,336
		535,566
Oregon — 2.2%
City of Portland OR GOL, Series B, 5.00%, 06/15/26	150	183,600
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 05/01/27 (Call 05/01/26)	185	224,565
Series B, 5.00%, 10/01/26 (Call 10/01/24)	90	103,253
Oregon State Lottery RB, Series C, 5.00%, 04/01/26 (Call 04/01/25) (MORAL OBLG)	300	351,116
Portland Community College District GO
5.00%, 06/15/26	150	183,275
5.00%, 06/15/28 (Call 06/15/26)	110	133,868
5.00%, 06/15/29 (Call 06/15/26)	105	127,613
Salem-Keizer School District No. 24J GO, Series B, 5.00%, 06/15/26 (GTD)	350	426,697
State of Oregon Department of Transportation RB, Series B, 5.00%, 11/15/26	100	123,795
State of Oregon GO
5.00%, 05/01/26	130	158,418
5.00%, 06/01/29 (Call 06/01/26)	100	121,337
Series C, 5.00%, 06/01/26	65	79,425
Series G, 5.00%, 12/01/29 (Call 12/01/26)	135	166,712
Series O, 5.00%, 08/01/26 (Call 08/01/25)	70	83,176
		2,466,850
Pennsylvania — 2.9%
City of Philadelphia PA GO, Series A, 5.00%, 08/01/26	110	134,405
Commonwealth of Pennsylvania GO 5.00%, 09/15/29 (Call 09/15/26)	125	152,881
First Series, 5.00%, 09/15/26	215	264,910
Second Series, 5.00%, 09/15/26	355	437,409
Second Series, 5.00%, 09/15/28 (Call 09/15/26)	400	490,124
County of Bucks PA GO, 5.00%, 06/01/26	150	182,646
County of Chester PA GO, Series A, 4.00%, 07/15/27 (Call 07/15/26)	200	235,345
Delaware River Port Authority RB, Series B, 5.00%, 01/01/26	240	287,942
Pennsylvania State University (The) RB, 5.00%, 03/01/26	240	290,247
Pennsylvania Turnpike Commission RB
Series A 1, 5.00%, 12/01/26	150	186,127
Series A-2, 5.00%, 12/01/26	305	378,459
School District of Philadelphia (The) GOL, Series A, 5.00%, 09/01/26 (SAW)	100	122,107
University of Pittsburgh-of the Commonwealth System of Higher Education RB, 4.00%, 04/15/26 (Call 02/15/26)	150	173,975
		3,336,577
Rhode Island — 0.2%
Rhode Island Commerce Corp. RB, Series A, 5.00%, 06/15/26	70	84,588
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB, 5.00%, 10/01/26 (Call 10/01/25)	125	149,178
		233,766

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Tennessee — 2.9%
City of Knoxville TN Electric System Revenue RB, Series HH, 5.00%, 07/01/26	$90	$110,075
City of Memphis TN GO, Series A, 5.00%, 04/01/26 (Call 04/01/25)	250	292,241
County of Blount TN Go, Series B, 5.00%, 06/01/26	75	91,323
County of Blount TN GO, Series B, 5.00%, 06/01/27 (Call 06/01/26)	135	164,243
County of Montgomery TN GO, 5.00%, 04/01/26	140	169,919
County of Washington TN GO, Series A, 4.00%, 06/01/29 (Call 06/01/26)	150	174,958
County of Williamson TN GO, 5.00%, 04/01/26	120	145,955
Metropolitan Government of Nashville & Davidson County TN Electric Revenue RB, Series B, 5.00%, 05/15/26	265	322,776
Metropolitan Government of Nashville & Davidson County TN GO
4.00%, 01/01/28 (Call 07/01/26)	170	198,245
5.00%, 01/01/26	80	96,292
5.00%, 01/01/27 (Call 07/01/26)	150	183,093
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, Series B, 5.00%, 07/01/26	265	324,109
State of Tennessee GO
Series A, 5.00%, 08/01/26	95	116,816
Series A, 5.00%, 08/01/27 (Call 08/01/26)	100	122,467
Series A, 5.00%, 08/01/28 (Call 08/01/26)	190	232,090
Series B, 5.00%, 08/01/27 (Call 08/01/26)	100	122,467
Tennessee State School Bond Authority RB 5.00%, 11/01/26 (ST HGR ED INTERCEPT PROG)	205	253,359
Series B, 5.00%, 11/01/26	115	142,128
		3,262,556
Texas — 11.3%
Aldine Independent School District GO, 5.00%, 02/15/26 (PSF)	50	60,303
Allen Independent School District GO
5.00%, 02/15/26 (PSF)	95	114,623
5.00%, 02/15/27 (Call 02/15/26) (PSF)	100	120,706
Alvin Independent School District/TX GO, 5.00%, 02/15/27 (Call 02/15/26) (PSF)	225	271,025
Austin Independent School District GO
5.00%, 08/01/29 (Call 08/01/26)	150	183,529
Series A, 5.00%, 08/01/30 (Call 08/01/26) (PSF)	105	128,064
Series C, 5.00%, 08/01/26	100	122,519
Board of Regents of the University of Texas System
Series C, 5.00%, 08/15/26	140	171,970
Series J, 5.00%, 08/15/26	235	288,664
Board of Regents of the University of Texas System RB
5.00%, 08/15/27 (Call 08/15/26)	150	183,248
5.00%, 08/15/28 (Call 08/15/26)	100	121,998
City of Austin TX GOL
5.00%, 09/01/28 (Call 09/01/26)	220	270,743
5.00%, 09/01/29 (Call 09/01/26)	125	153,055
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/26	260	322,020
5.00%, 11/15/30 (Call 11/15/26)	110	137,021
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/27 (Call 10/01/26)	100	123,675
Series A, 5.00%, 10/01/29 (Call 10/01/26)	170	209,269
City of Fort Worth TX GOL, 5.00%, 03/01/26	60	72,380
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/28 (Call 11/15/26)	100	123,559
Series D, 5.00%, 11/15/26 (Call 11/15/24)	50	57,783
	Par
Security	(000)	Value

Texas (continued)
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/26 (Call 02/01/24)	$125	$139,555
5.00%, 02/01/30 (Call 08/01/26)	215	261,025
Series A, 5.00%, 02/01/26	100	120,504
City of San Antonio TX GOL
5.00%, 02/01/26 (Call 02/01/25)	200	233,425
5.00%, 08/01/26	205	250,823
Clear Creek Independent School District GO
Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	60	69,874
Series D, 5.00%, 02/15/26 (Call 02/15/24) (PSF)	70	78,480
County of Bexar TX GOL
5.00%, 06/15/26 (Call 06/15/24)	90	102,319
5.00%, 06/15/29 (Call 06/15/26)	250	304,514
County of Fort Bend TX GOL, Series B, 5.00%, 03/01/28 (Call 03/01/26)	120	144,457
County of Harris TX GO, Series A, 5.00%, 10/01/26	120	147,995
County of Harris TX RB, 5.00%, 08/15/26 (Call 08/15/25)	100	118,768
County of Travis TX GOL, 5.00%, 03/01/29 (Call 03/01/26)	210	253,117
Crowley Independent School District GO, Series A, 5.00%, 08/01/26 (Call 08/01/25) (PSF)	45	53,294
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/26 (PSF)	255	307,927
Dallas Area Rapid Transit RB
5.00%, 12/01/26	100	123,728
Series A, 5.00%, 12/01/26 (PR 12/01/24)	60	69,504
Series B, 5.00%, 12/01/28 (Call 12/01/26)	200	247,218
Denton Independent School District GO, 5.00%, 08/15/27 (Call 02/15/26) (PSF)	135	162,615
Keller Independent School District/TX GO, Series A, 5.00%, 02/15/26 (Call 02/15/25) (PSF)	150	174,800
Klein Independent School District GO, 5.00%, 08/01/26 (PSF)	75	91,848
Leander Independent School District GO
5.00%, 08/15/28 (Call 02/15/26) (PSF)	100	120,206
Series A, 5.00%, 08/15/27 (Call 08/15/26) (PSF)	100	122,612
Series C, 5.00%, 08/15/26 (PSF)	100	122,668
Lower Colorado River Authority RB
5.00%, 05/15/26	100	120,956
5.00%, 05/15/26 (Call 05/15/24)	135	152,767
Series B, 5.00%, 05/15/26 (Call 05/15/25)	45	52,843
Mansfield Independent School District GO, Series B, 5.00%, 02/15/26 (PSF)	100	120,206
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue RB, 5.00%, 11/01/27 (Call 11/01/26)	210	259,908
North East Independent School District/TX GO
4.00%, 08/01/27 (Call 08/01/26) (PSF)	150	176,052
4.00%, 08/01/30 (Call 08/01/26) (PSF)	150	174,279
North Texas Municipal Water District RB, 5.00%, 06/01/28 (Call 06/01/26)	125	151,804
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/30 (Call 09/01/26)	35	42,659
North Texas Tollway Authority RB
5.00%, 01/01/26	250	300,304
Series A, 5.00%, 01/01/26	30	36,066
Series A, 5.00%, 01/01/28 (Call 01/01/26)	120	143,332
Series B, 5.00%, 01/01/29 (Call 01/01/26)	180	213,304
Northside Independent School District GO, 4.00%, 08/15/26 (PSF)	190	224,140
Northside Independent School District RB, 5.00%, 08/15/26 (Call 08/15/25)	130	154,399

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Northwest Independent School District GO, 5.00%, 02/15/29 (Call 02/15/26) (PSF)	$230	$275,787
Permanent University Fund - Texas A&M University System RB, Series A, 5.50%, 07/01/26 (Call 07/01/25)	210	251,876
Plano Independent School District GO
Series A, 5.00%, 02/15/28 (Call 02/15/26) (PSF)	150	180,983
Series A, 5.00%, 02/15/29 (Call 02/15/26)	100	120,156
San Jacinto Community College District, 5.00%, 02/15/26 (Call 02/15/25)	150	174,685
State of Texas GO
5.00%, 10/01/26	100	123,272
5.00%, 04/01/29 (Call 04/01/26)	180	217,077
Series A, 5.00%, 04/01/29 (Call 04/01/26)	100	120,598
Series B-1, 5.00%, 08/01/27 (Call 08/01/26)	95	116,340
State of Texas GOL, 5.00%, 08/01/26 (Call 08/01/25)	100	118,739
Texas A&M University RB
4.00%, 05/15/28 (Call 05/15/26)	100	116,140
Series C, 5.00%, 05/15/26	75	91,312
Series E, 4.00%, 05/15/27 (Call 05/15/26)	100	116,655
Texas State University System RB, Series A, 5.00%, 03/15/26	70	84,692
Texas Transportation Commission State Highway Fund RB
5.25%, 04/01/26	85	104,190
Series A, 5.00%, 10/01/26	115	141,895
Series A, 5.00%, 10/01/30 (Call 10/01/26)	200	245,167
Texas Water Development Board RB
5.00%, 04/15/26 (Call 10/15/25)	90	108,094
Series A, 5.00%, 10/15/26	230	283,865
Series B, 5.00%, 04/15/26	70	85,030
Series B, 5.00%, 10/15/26	275	339,404
		12,796,406
Utah — 1.0%
State of Utah GO, 5.00%, 07/01/26	660	808,295
University of Utah (The) RB
5.00%, 08/01/28 (Call 08/01/26)	130	158,799
Series B-1, 5.00%, 08/01/26 (SAP)	100	122,630
Utah Transit Authority RB, Series A, 5.00%, 06/15/26 (Call 06/15/25)	65	76,717
		1,166,441
Vermont — 0.1%
Vermont Municipal Bond Bank RB, Series 4, 5.00%, 12/01/26	100	124,085

Virginia — 5.2%
City of Chesapeake VA GO, 5.00%, 08/01/26 (SAW)	120	147,423
City of Falls Church VA GO, Series B, 5.00%, 07/15/27 (Call 07/15/26)	175	214,877
City of Newport News VA GO, Series A, 4.00%, 08/01/26	180	211,651
City of Norfolk VA GO, Series B, 4.00%, 10/01/28 (Call 10/01/26)	160	188,034
City of Richmond VA GO, Series D, 5.00%, 03/01/26 (SAW)	60	72,775
City of Richmond VA Public Utility Revenue RB, 5.00%, 01/15/27 (Call 01/15/26)	175	211,000
City of Suffolk VA GO
5.00%, 02/01/26	80	96,761
5.00%, 02/01/26 (Call 02/01/25) (SAW)	225	262,603
County of Arlington VA GO
5.00%, 08/15/26	40	49,247
Series A, 5.00%, 08/15/30 (PR 08/15/26)	160	196,638
County of Chesterfield VA GO, Series B, 5.00%, 01/01/26	185	223,127
County of Fairfax VA GO, Series A, 4.00%, 10/01/26 (Call 04/01/26) (SAW)	115	134,301
	Par
Security	(000)	Value

Virginia (continued)
County of Fairfax VA Sewer Revenue RB, Series A, 5.00%, 07/15/29 (Call 07/15/26)	$215	$263,992
County of Henrico VA GO, 5.00%, 08/01/26	50	61,426
County of Loudoun VA GO
Series A, 5.00%, 12/01/26	165	205,035
Series A, 5.00%, 12/01/26 (Call 12/01/25)	175	210,464
Hampton Roads Sanitation District RB, 5.00%, 08/01/27 (Call 08/01/26)	55	67,600
Prince William County Industrial Development Authority RB, 5.00%, 10/01/26	100	123,099
Virginia College Building Authority RB
5.00%, 02/01/29 (Call 02/01/26)	150	179,496
5.00%, 09/01/29 (Call 09/01/26) (ST INTERCEPT)	285	346,410
5.00%, 09/01/29 (PR 09/01/26) (ST INTERCEPT)	15	18,329
Series A, 5.00%, 02/01/26	160	193,124
Series A, 5.00%, 09/01/27 (Call 09/01/26) (ST INTERCEPT)	100	122,388
Series B, 5.00%, 09/01/26 (Call 09/01/25)	75	89,215
Virginia Commonwealth Transportation Board RB
5.00%, 05/15/26 (Call 05/15/24)	100	113,250
5.00%, 09/15/26	200	246,200
5.00%, 09/15/27 (Call 09/15/26)	200	245,403
Series A, 5.00%, 05/15/26	165	200,974
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/26	115	140,961
Series B, 5.00%, 08/01/26	205	251,278
Series C, 4.00%, 08/01/26 (Call 08/01/24)	100	111,381
Virginia Public School Authority RB, Series B, 5.00%, 08/01/26	195	239,671
Virginia Resources Authority RB
5.00%, 11/01/26 ( 11/01/25)	100	119,919
Series A, 5.00%, 11/01/26	300	371,825
		5,929,877
Washington — 4.1%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/26 (Call 11/01/25)	70	83,845
City of Seattle WA Drainage & Wastewater Revenue RB, 5.00%, 07/01/26	95	116,242
City of Seattle WA GOL, Series A, 5.00%, 06/01/26 (Call 06/01/25)	175	206,777
City of Seattle WA Municipal Light & Power Revenue RB
4.00%, 04/01/29 (Call 04/01/26)	75	86,673
Series B, 5.00%, 04/01/26	105	127,439
Series B, 5.00%, 04/01/27 (Call 04/01/26)	80	96,849
Series B, 5.00%, 04/01/28 (Call 04/01/26)	80	96,561
City of Seattle WA Water System Revenue RB, 5.00%, 08/01/26	110	134,954
City of Spokane WA GO, 5.00%, 12/01/26	120	148,616
Clark County School District No. 37 Vancouver GO, 5.00%, 12/01/26 (GTD)	165	204,740
County of King WA GOL, 5.00%, 07/01/26( 01/01/25)	85	98,894
County of King WA Sewer Revenue RB, Series B, 5.00%, 07/01/26	90	110,075
County of Pierce WA GOL, Series A, 5.00%, 07/01/26	85	103,681
County of Spokane WA GOL, 5.00%, 12/01/26	50	61,894
Energy Northwest RB
Series A, 5.00%, 07/01/26	340	415,095
Series C, 5.00%, 07/01/26 (Call 07/01/24)	100	113,608
King County School District No. 401 Highline GO, 5.00%, 12/01/28 (Call 12/01/26) (GTD)	140	173,052
King County School District No. 414 Lake Washington GO, 4.00%, 12/01/26 (Call 06/01/26) (GTD)	90	105,366

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Pierce County School District No. 402 Franklin Pierce GO, 5.00%, 12/01/27 (Call 12/01/26) (GTD)	$100	$124,443
Port of Tacoma WA GOL, Series A, 5.00%, 12/01/29 (Call 12/01/26)	100	123,253
State of Washington GO
0.00%, 06/01/26 (AMBAC)(a)	100	96,688
5.00%, 08/01/26	65	79,782
Series 2017-A, 5.00%, 08/01/30 (Call 08/01/26)	100	122,519
Series 2020-A, 5.00%, 08/01/26	110	135,016
Series B, 5.00%, 02/01/26 (Call 02/01/25)	150	174,783
Series B, 5.00%, 08/01/28 (Call 08/01/26)	100	122,630
Series B, 5.00%, 07/01/30 (Call 01/01/26)	190	227,862
Series B, 5.00%, 08/01/30 (Call 08/01/26)	235	287,920
Series C, 5.00%, 02/01/26	75	90,564
Series R, 5.00%, 08/01/28 (Call 08/01/26)	125	153,288
University of Washington RB
Series A, 5.00%, 12/01/26	210	260,328
Series A, 5.00%, 12/01/28 (Call 12/01/26)	140	172,495
		4,655,932
West Virginia — 0.7%
School Building Authority of West Virginia RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	100	113,796
State of West Virginia GO
5.00%, 12/01/26	110	136,493
Series A, 0.00%, 11/01/26 (NPFGC)(a)	100	96,431
Series B, 5.00%, 12/01/26	130	161,310
West Virginia Commissioner of Highways RB, 5.00%, 09/01/26	130	159,177
West Virginia Parkways Authority RB, 5.00%, 06/01/26	55	67,029
		734,236
Wisconsin — 1.7%
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/26	45	55,035
State of Wisconsin GO
5.00%, 11/01/26	145	179,375
	Par/
	Shares
Security	(000)	Value

Wisconsin (continued)
Series 1, 4.00%, 11/01/26 (Call 05/01/25)	$115	$130,858
Series 1, 5.00%, 11/01/26 (Call 05/01/25)	325	382,181
Series 3, 5.00%, 11/01/26	85	105,151
State of Wisconsin RB
Series A, 5.00%, 05/01/26	115	139,474
Series B, 5.00%, 05/01/28 (Call 05/01/26)	180	218,213
Wisconsin Department of Transportation RB
5.00%, 07/01/27 (Call 07/01/26)	265	324,688
Series 1, 5.00%, 07/01/26 (Call 07/01/25)	150	177,708
Series 2, 5.00%, 07/01/26	95	116,138
WPPI Energy RB, Series A, 5.00%, 07/01/26 (Call 07/01/24)	35	39,938
		1,868,759

Total Municipal Debt Obligations — 98.6%
(Cost: $110,329,275)		112,198,853

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 0.01%(b)(c)	309	309,385

Total Short-Term Investments — 0.3%
(Cost: $309,376)		309,385

Total Investments in Securities — 98.9%
(Cost: $110,638,651)		112,508,238

Other Assets, Less Liabilities — 1.1%		1,250,917

Net Assets — 100.0%		$113,759,155

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$158,237	$150,725	(a)	$—	$415	$8	$309,385	309	$36	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Muni Bond ETF
July 31, 2021

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$112,198,853	$—	$112,198,853
Money Market Funds	309,385	—	—	309,385
	$309,385	$112,198,853	$—	$112,508,238

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	RB	Revenue Bond
COP	Certificates of Participation	SAP	Subject to Appropriations
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation	ST	Special Tax
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.